UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Gratry International Growth Fund
(Institutional Class: GGIGX)

SEMI-ANNUAL REPORT
November 30, 2013

Gratry International Growth Fund
A series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Gratry International Growth Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

www.gratryfunds.com

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.8%
	BERMUDA – 2.1%
600	Seadrill Ltd.	$25,626

	CANADA – 4.0%
320	Canadian National Railway Co.	36,000
160	Magna International, Inc.	13,014
		49,014

	CHINA – 5.7%
125	CNOOC Ltd. - ADR	25,585
1,150	Hutchison Whampoa Ltd. - ADR	29,325
395	Melco Crown Entertainment Ltd. - ADR*	14,058
		68,968

	DENMARK – 2.4%
165	Novo Nordisk A/S - ADR	29,491

	FRANCE – 2.1%
670	LVMH Moet Hennessy Louis Vuitton S.A. - ADR	25,333

	GERMANY – 14.8%
1,895	Allianz S.E. - ADR	33,068
300	Bayer A.G. - ADR	40,050
1,995	Deutsche Telekom A.G. - ADR	31,661
280	Siemens A.G. - ADR	36,993
735	Volkswagen A.G. - ADR	38,242
		180,014

	INDONESIA – 1.1%
350	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	12,789

	IRELAND – 8.4%
450	Covidien PLC	30,717
470	Eaton Corp. PLC	34,150
315	Jazz Pharmaceuticals PLC*	36,830
		101,697

	JAPAN – 9.5%
200	Hitachi Ltd. - ADR	14,750
3,360	Nomura Holdings, Inc. - ADR	26,813
170	ORIX Corp. - ADR	15,575
340	SoftBank Corp. - ADR	13,733
1,445	Sumitomo Mitsui Financial Group, Inc. - ADR	14,464

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
235	Toyota Motor Corp. - ADR	$29,387
		114,722

	MEXICO – 1.2%
1,025	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	14,401

	NETHERLANDS – 10.1%
530	Chicago Bridge & Iron Co. N.V.	40,640
2,310	ING Groep N.V. - ADR*	29,984
895	NXP Semiconductor N.V.*	38,038
340	Yandex N.V. - Class A*	13,515
		122,177

	SINGAPORE – 2.3%
510	DBS Group Holdings Ltd. - ADR	27,979

	SWITZERLAND – 11.4%
325	ACE Ltd.	33,403
330	Novartis A.G. - ADR	26,110
370	Roche Holding A.G. - ADR	25,918
525	TE Connectivity Ltd.	27,678
1,355	UBS A.G.	25,745
		138,854

	UNITED KINGDOM – 14.5%
1,345	BG Group PLC - ADR	27,532
245	British American Tobacco PLC - ADR	26,051
235	Delphi Automotive PLC	13,759
215	Diageo PLC - ADR	27,449
445	Ensco PLC - Class A	26,291
475	HSBC Holdings PLC - ADR	26,647
435	National Grid PLC - ADR	27,562
		175,291

	UNITED STATES – 2.2%
350	LyondellBasell Industries N.V. - Class A	27,013

	TOTAL COMMON STOCKS (Cost $1,037,081)	1,113,369

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 9.8%
$118,641	UMB Money Market Fiduciary, 0.01%	$118,641

	TOTAL SHORT-TERM INVESTMENTS (Cost $118,641)	118,641

	TOTAL INVESTMENTS – 101.6% (Cost $1,155,722)	1,232,010
	Liabilities is Excess of Other Assets – (1.6)%	(19,475)

	TOTAL NET ASSETS – 100.0%	$1,212,535

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	20.5%
Industrials	15.7%
Health Care	15.6%
Consumer Discretionary	11.0%
Energy	8.7%
Consumer Staples	6.8%
Communications	5.9%
Technology	3.1%
Utilities	2.3%
Materials	2.2%
Total Common Stocks	91.8%
Short-Term Investments	9.8%
Total Investments	101.6%
Liabilities is Excess of Other Assets	(1.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $1,155,722)	$1,232,010
Receivables:
Dividends and interest	1,303
Prepaid offering costs	21,245
Prepaid expenses	15,959
Total assets	1,270,517

Liabilities:
Payables:
Investment securities purchased	16,281
Shareholder servicing fees (Note 8)	198
Fund accounting fees	8,015
Transfer agent fees and expenses	7,444
Auditing fees	7,359
Offering costs - Advisor	6,625
Administration fees	5,828
Offering costs - related parties	1,088
Trustees' fees and expenses	773
Custody fees	630
Chief Compliance Officer fees	548
Accrued other expenses	3,193
Total liabilities	57,982

Net Assets	$1,212,535

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,139,904
Accumulated net investment income	246
Accumulated net realized loss on investments	(3,903)
Net unrealized appreciation on investments	76,288
Net Assets	$1,212,535

Institutional Class:
Shares of beneficial interest issued and outstanding	109,320
Net asset value per share	$11.09

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENT OF OPERATIONS
For the Period June 28, 2013* through Novmeber 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $195)	$3,855
Interest	4
Total investment income	3,859

Expenses:
Offering costs	15,681
Administration fees	15,288
Transfer agent fees and expenses	13,558
Fund accounting fees	13,436
Registration fees	10,528
Auditing fees	7,359
Chief Compliance Officer fees	4,322
Legal fees	4,247
Custody fees	3,019
Trustees' fees and expenses	2,548
Advisory fees	2,108
Shareholder reporting fees	2,012
Miscellaneous	1,673
Insurance fees	310
Shareholder servicing fees (Note 8)	198

Total expenses	96,287
Advisory fees waived	(2,108)
Other expenses absorbed	(90,566)
Net expenses	3,613
Net investment income	246

Realized and Unrealized Gain (Loss) from Investments:
Net realized loss on investments	(3,903)
Net change in unrealized appreciation/depreciation on investments	76,288
Net realized and unrealized gain on investments	72,385

Net Increase in Net Assets from Operations	$72,631

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period June 28, 2013* through November 30, 2013 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$246
Net realized loss on investments	(3,903)
Net change in unrealized appreciation/depreciation on investments	76,288
Net increase in net assets resulting from operations	72,631

Capital Transactions:
Institutional Class:
Net proceeds from shares sold	1,139,946
Cost of shares redeemed	(42)
Net increase in net assets from capital transactions	1,139,904

Total increase in net assets	1,212,535

Net Assets:
Beginning of period	-
End of period	$1,212,535

Accumulated net investment income	$246

Capital Share Transactions:
Institutional Class:
Shares sold	109,324
Shares redeemed	(4)
Net increase in capital share transactions	109,320

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period June 28, 2013* through November 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	-	3
Net realized and unrealized gain on investments	1.09
Total from investment operations	1.09

Net asset value, end of period	$11.09

Total return 2	10.90%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,213

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	31.91%	5
After fees waived and expenses absorbed	1.20%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	-30.63%	5
After fees waived and expenses absorbed	0.08%	5
Portfolio turnover rate	25%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

3	Amount represents less than $0.01 per share.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2013 (Unaudited)

Note 1 – Organization
Gratry International Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund is authorized to offer two classes of shares, the Investor Class (currently not available for purchase) and the Institutional Class. The Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period June 28, 2013 (commencement of operations) through November 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Gratry & Company, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.70% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.45% and 1.20% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively, until September 30, 2014.

For the period June 28, 2013 (commencement of operations) through November 30, 2013, the Advisor waived all of its advisory fees and absorbed other expenses totaling $92,674.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At November 30, 2013, the amount of these potentially recoverable expenses was $92,674.  The Advisor may recapture all or a portion of this amount no later than May 31, 2017.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period June 28, 2013 (commencement of operations) through November 30, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period June 28, 2013 (commencement of operations) through November 30, 2013, are reported on the Statement of Operations.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

Note 4 – Federal Income Taxes
At November 30, 2013, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,155,722

Gross unrealized appreciation	83,624
Gross unrealized depreciation	(7,336)
Net unrealized appreciation on investments	$76,288

Note 5 – Redemption Fees
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase.  For for the period June 28, 2013 (commencement of operations) through November 30, 2013, the Fund received $0 in redemption fees.

Note 6 – Investment Transactions
For the period June 28, 2013 (commencement of operations) through November 30, 2013, purchases and sales of investments, excluding short-term investments, were $1,191,465 and $150,481, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of a distribution fee at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Institutional Class shares are not subject to any distribution fees under the Plan.

For the period June 28, 2013 (commencement of operations) through November 30, 2013, there were no distribution fees incurred by the fund.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period June 28, 2013 (commencement of operations) through November 30, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks
Communications	$71,698	$-	$-	$71,698
Consumer Discretionary	133,793	-	-	133,793
Consumer Staples	82,825	-	-	82,825
Energy	105,034	-	-	105,034
Financials	248,079	-	-	248,079
Health Care	189,116	-	-	189,116
Industrials	190,211	-	-	190,211
Materials	27,013	-	-	27,013
Technology	38,038	-	-	38,038
Utilities	27,562	-	-	27,562
Short-Term Investments	118,641	-	-	118,641
Total Investments	$1,232,010	$-	$-	$1,232,010

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Gratry International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on June 19-20, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Gratry & Company LLC (the “Investment Advisor”) with respect to the Gratry International Growth Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; the composite performance of the Investment Advisor’s international growth equity strategy (the “Portfolio”); reports comparing the proposed advisory fee and the estimated total expenses of the Fund compared to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its Foreign Large Growth universe (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its code of ethics and compliance manual.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  The Board also considered information previously provided to them regarding the performance of the Portfolio, which commenced September 30, 1997. The Board noted that the composite total returns of the Portfolio (net of fees) had exceeded the returns of the MSCI World ex-U.S. Index for the three-, five- and ten-year and since inception periods ended December 31, 2012. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fees (gross of fee waivers by the Investment Advisor) were lower than the median advisory fees of funds in the Peer Group and the Expense Universe.  The Board also noted that the Fund’s proposed advisory fee was within the range of the Investment Advisor’s advisory fees for separate accounts managed using the same strategy that would be used to manage the Fund.  In considering the estimated total expenses to be paid by the Fund, the Board observed that the total expenses (net of fee waivers) were higher than the Peer Group median by one basis point and the Expense Universe median by 13 basis points.  The Board noted, however, that the Fund’s estimated assets for its first year of operations were significantly lower than the average net asset sizes of funds in the Peer Group and the Expense Universe.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Gratry International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $50 million, and noted that the Investment Advisor anticipated waiving a portion of its advisory fee during that year.  The Board concluded that the estimated profitability of the Investment Advisor in the first year of the Fund’s operations was reasonable.  The Board also noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also the benefits of any deeper relationship with broker-dealers executing transactions on behalf of the Fund and any favorable publicity arising in connection with the Fund’s performance.  The Board also noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

Gratry International Growth Fund
EXPENSE EXAMPLE
For the Period Ended November 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only);  and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held from 6/28/13 (commencement of operations) to 11/30/13.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested for the six month period from 6/1/13 to 11/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	6/28/13*	11/30/13	6/28/13* – 11/30/13
Institutional Class	$1,000.00	$1,109.00	$5.40
Hypothetical (5% annual return before expenses)***	6/1/13	11/30/13	6/1/13 – 11/30/13
Institutional Class	1,000.00	1,019.07	5.17

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period since inception).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Gratry International Growth Fund
EXPENSE EXAMPLE
For the Period Ended November 30, 2013 (Unaudited)

***
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six months period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Gratry International Growth Fund
A series of the Investment Managers Series Trust

Investment Advisor
Gratry & Company LLC
20600 Chagrin Blvd., Suite 320
Shaker Heights, Ohio 44122

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, CA  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, Wisconsin 53233

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Gratry International Growth Fund	GGIGX	46141P 792

Privacy Principles of the Gratry International Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Gratry International Growth  Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Gratry International Growth Fund
P.O. Box 2175
Milwaukee, WI 53201
(855) 4GRATRY (855-447-2879)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/7/14